12. ESCROW DEPOSITS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2018
Disclosure of escrow deposits [abstract]
Labor claims		R$ 278	R$ 355
Tax contingencies
Income tax on Interest on Equity		29	29
PIS/Pasep and Cofins taxes	[1]	66	1,448
Donations and legacy tax (ITCD)		54	53
Urban property tax (IPTU)		84	79
Finsocial tax		40	40
Income tax and social contr. tax on indemnity for employees' 'Anuenio' benefit	[1]	286	282
Income tax withheld at source on inflationary profit		9	9
Contribution tax effective rate	[1]	18	18
ICMS (VAT) credits on PP&E			39
Others	[1]	98	92
Escrow deposits tax issues		684	2,089
Others
Regulatory		52	43
Third party		9	11
Customer relations		8	7
Court embargo		13	12
Others		12	23
Escrow deposits other		94	96
Long term escrow deposit		R$ 1,056	R$ 2,540

[1]	See more details in Note 25 - Provisions under the section relating to the Anuenio indemnity.